Offerings - Offering: 1	Jan. 29, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 71,583,139.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,885.63
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $9,885.63[ ] was paid in connection with the filing of the Schedule TO-I by FS MVP Private Markets Fund (File No. 005-93895) on November 3, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.